Distribution Date:	06/17/26	WFRBS Commercial Mortgage Trust 2014-C21
Determination Date:	06/11/26
Next Distribution Date:	07/17/26
Record Date:	05/29/26	Commercial Mortgage Pass-Through Certificates
Series 2014-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	4		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	5		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Additional Information	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	9		Tom Klump	(703) 302-8080	tklump@ncb.coop
Current Mortgage Loan and Property Stratification	10-14		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	15	Special Servicer	Greystone Servicing Company LLC
Mortgage Loan Detail (Part 2)	16		Jenna Unell		Jenna.unell@greyco.com
Principal Prepayment Detail	17		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Historical Detail	18	Trust Advisor	BellOak, LLC
			Attention: Reporting		Reporting@belloakadvisors.com
Delinquency Loan Detail	19
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Collateral Stratification and Historical Detail	20
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
Specially Serviced Loan Detail - Part 2	22-23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	27		1100 North Market Street | Wilmington, DE 19890 | United States
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92939FAQ2	1.413000%	65,991,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92939FAR0	2.917000%	109,139,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92939FAS8	3.428000%	48,253,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92939FAT6	3.410000%	330,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92939FAU3	3.678000%	344,019,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92939FAV1	3.393000%	49,455,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SBFL	92939FBE8	4.301570%	49,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SBFX	92939FBG3	3.393000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92939FAW9	3.891000%	92,473,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.50%
B	92939FAX7	4.213000%	97,807,000.00	69,837,572.55	178,234.38	245,188.08	0.00	0.00	423,422.46	69,659,338.17	74.35%	16.63%
C	92939FAY5	4.234000%	53,350,000.00	53,350,000.00	0.00	188,236.58	0.00	0.00	188,236.58	53,350,000.00	54.71%	12.88%
D	92939FAE9	3.497000%	83,580,000.00	83,580,000.00	0.00	91,232.52	0.00	0.00	91,232.52	83,580,000.00	23.93%	7.00%
E	92939FAG4	3.494000%	19,562,000.00	19,562,000.00	0.00	0.00	0.00	0.00	0.00	19,562,000.00	16.73%	5.63%
F	92939FAJ8	3.494000%	26,675,000.00	26,675,000.00	0.00	0.00	0.00	0.00	0.00	26,675,000.00	6.90%	3.75%
G	92939FAL3	3.494000%	53,349,723.00	18,748,300.82	0.00	0.00	0.00	0.00	0.00	18,748,300.82	0.00%	0.00%
V	92939FAN9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92939FAP4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,422,653,725.01	271,752,873.37	178,234.38	524,657.18	0.00	0.00	702,891.56	271,574,638.99

X-A	92939FBA6	4.531266%	1,088,330,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	92939FBB4	0.602270%	234,737,000.00	206,767,572.55	0.00	103,774.95	0.00	0.00	103,774.95	206,589,338.17
X-C	92939FAA7	1.037266%	19,562,000.00	19,562,000.00	0.00	16,909.16	0.00	0.00	16,909.16	19,562,000.00
X-D	92939FAC3	1.037266%	26,675,000.00	26,675,000.00	0.00	23,057.55	0.00	0.00	23,057.55	26,675,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	92939FBC2	1.037266%	53,349,723.00	18,748,300.82	0.00	16,205.81	0.00	0.00	16,205.81	18,748,300.82
Notional SubTotal			1,422,653,723.00	271,752,873.37	0.00	159,947.47	0.00	0.00	159,947.47	271,574,638.99

Deal Distribution Total					178,234.38	684,604.65	0.00	0.00	862,839.03

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92939FAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92939FAR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92939FAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92939FAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92939FAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92939FAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SBFL	92939FBE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SBFX	92939FBG3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92939FAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	92939FAX7	714.03450213	1.82230699	2.50685616	0.00000000	0.00000000	0.00000000	0.00000000	4.32916315	712.21219514
C	92939FAY5	1,000.00000000	0.00000000	3.52833327	0.00000000	0.00000000	0.00000000	0.00000000	3.52833327	1,000.00000000
D	92939FAE9	1,000.00000000	0.00000000	1.09155922	1.82260744	21.52798181	0.00000000	0.00000000	1.09155922	1,000.00000000
E	92939FAG4	1,000.00000000	0.00000000	0.00000000	2.91166650	38.43467386	0.00000000	0.00000000	0.00000000	1,000.00000000
F	92939FAJ8	1,000.00000000	0.00000000	0.00000000	2.91166673	59.39705305	0.00000000	0.00000000	0.00000000	1,000.00000000
G	92939FAL3	351.42264600	0.00000000	0.00000000	1.02322556	23.67803672	0.00000000	0.00000000	0.00000000	351.42264600
V	92939FAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92939FAP4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92939FBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	92939FBB4	880.84781074	0.00000000	0.44209030	0.00000000	0.00000000	0.00000000	0.00000000	0.44209030	880.08851681
X-C	92939FAA7	1,000.00000000	0.00000000	0.86438810	0.00000000	0.00000000	0.00000000	0.00000000	0.86438810	1,000.00000000
X-D	92939FAC3	1,000.00000000	0.00000000	0.86438800	0.00000000	0.00000000	0.00000000	0.00000000	0.86438800	1,000.00000000
X-E	92939FBC2	351.42264600	0.00000000	0.30376559	0.00000000	0.00000000	0.00000000	0.00000000	0.30376559	351.42264600

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SBFL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SBFX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	05/01/26 - 05/30/26	30	0.00	103,774.95	0.00	103,774.95	0.00	0.00	0.00	103,774.95	0.00
X-C	05/01/26 - 05/30/26	30	0.00	16,909.16	0.00	16,909.16	0.00	0.00	0.00	16,909.16	0.00
X-D	05/01/26 - 05/30/26	30	0.00	23,057.55	0.00	23,057.55	0.00	0.00	0.00	23,057.55	0.00
X-E	05/01/26 - 05/30/26	30	0.00	16,205.81	0.00	16,205.81	0.00	0.00	0.00	16,205.81	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	05/01/26 - 05/30/26	30	0.00	245,188.08	0.00	245,188.08	0.00	0.00	0.00	245,188.08	0.00
C	05/01/26 - 05/30/26	30	0.00	188,236.58	0.00	188,236.58	0.00	0.00	0.00	188,236.58	0.00
D	05/01/26 - 05/30/26	30	1,646,975.19	243,566.05	0.00	243,566.05	152,333.53	0.00	0.00	91,232.52	1,799,308.72
E	05/01/26 - 05/30/26	30	694,901.07	56,958.02	0.00	56,958.02	56,958.02	0.00	0.00	0.00	751,859.09
F	05/01/26 - 05/30/26	30	1,506,747.68	77,668.71	0.00	77,668.71	77,668.71	0.00	0.00	0.00	1,584,416.39
G	05/01/26 - 05/30/26	30	1,208,627.90	54,588.80	0.00	54,588.80	54,588.80	0.00	0.00	0.00	1,263,216.70
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			5,057,251.84	1,026,153.71	0.00	1,026,153.71	341,549.06	0.00	0.00	684,604.65	5,398,800.90

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92939FAW9	N/A	92,473,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92939FAX7	4.213000%	97,807,000.00	69,837,572.55	178,234.38	245,188.08	0.00	0.00	423,422.46	69,659,338.17
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92939FAY5	4.234000%	53,350,000.00	53,350,000.00	0.00	188,236.58	0.00	0.00	188,236.58	53,350,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			243,630,000.03	123,187,572.55	178,234.38	433,424.66	0.00	0.00	611,659.04	123,009,338.17

Exchangeable Certificate Details
PEX	92939FAZ2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	862,839.03
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,032,391.95	Master Servicing Fee	3,865.38
Interest Reductions due to Nonrecoverability Determination	(286,274.85)	Certificate Administrator Fee	538.83
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	117.00
ARD Interest	0.00	Trust Advisor Fee	274.22
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	746,117.10	Total Fees	5,005.44

Principal		Expenses/Reimbursements
Scheduled Principal	178,234.38	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	30,255.92
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	22,896.11
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,354.98
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	178,234.38	Total Expenses/Reimbursements	56,507.01

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	684,604.65
Excess Liquidation Proceeds	0.00	Principal Distribution	178,234.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	862,839.03
Total Funds Collected	924,351.48	Total Funds Distributed	924,351.48

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	271,752,873.37	271,752,873.37	Beginning Certificate Balance	271,752,873.37
(-) Scheduled Principal Collections	178,234.38	178,234.38	(-) Principal Distributions	178,234.38
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	271,574,638.99	271,574,638.99	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	273,004,871.40	273,004,871.40	Ending Certificate Balance	271,574,638.99
Ending Actual Collateral Balance	273,004,871.40	273,004,871.40

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,945,518.36	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,945,518.36	0.00	Net WAC Rate	4.53%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	5	170,561,463.52	62.80%	(23)	4.4176	0.754700
1,000,001 to 2,000,000	1	1,723,386.10	0.63%	(25)	5.1900	0.280000	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	1	4,212,750.12	1.55%	(23)	5.2500	1.610000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	2	22,415,903.65	8.25%	(23)	4.7384	1.618121
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	1	8,928,488.40	3.29%	(23)	4.5700	1.030000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	1	78,597,271.82	28.94%	(23)	4.3060	2.170000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	18,203,153.53	6.70%	(23)	4.6200	1.620000	2.51 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	22,466,721.02	8.27%	(23)	4.3100	0.980000	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	1	47,442,868.00	17.47%	(23)	4.5800	0.850000	4.01 or Greater	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	8	271,574,638.99	100.00%	(23)	4.4118	1.235574
70,000,001 or more	2	168,597,271.82	62.08%	(23)	4.3183	1.347923
Totals	8	271,574,638.99	100.00%	(23)	4.4118	1.235574
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
New York	1	78,597,271.82	28.94%	(23)	4.3060	2.170000
							Mobile Home Park	2	10,651,874.50	3.92%	(23)	4.6703	0.908656
North Dakota	2	10,651,874.50	3.92%	(23)	4.6703	0.908656
							Office	6	260,922,764.49	96.08%	(23)	4.4012	1.248920
Ohio	1	4,212,750.12	1.55%	(23)	5.2500	1.610000
							Totals	8	271,574,638.99	100.00%	(23)	4.4118	1.235574
Oregon	1	22,466,721.02	8.27%	(23)	4.3100	0.980000
Pennsylvania	1	47,442,868.00	17.47%	(23)	4.5800	0.850000
Virginia	1	90,000,000.00	33.14%	(23)	4.3290	0.630000
Washington	1	18,203,153.53	6.70%	(23)	4.6200	1.620000
Totals	8	271,574,638.99	100.00%	(23)	4.4118	1.235574

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	3	191,063,992.84	70.35%	(23)	4.3173	1.304660	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	74,574,509.93	27.46%	(23)	4.5886	1.059503	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	8	271,574,638.99	100.00%	(23)	4.4118	1.235574
	5.001% to 5.250%	2	5,936,136.22	2.19%	(24)	5.2326	1.223873	Totals	8	271,574,638.99	100.00%	(23)	4.4118	1.235574
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	271,574,638.99	100.00%	(23)	4.4118	1.235574
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	271,574,638.99	100.00%	(23)	4.4118	1.235574	Interest Only	2	112,466,721.02	41.41%	(23)	4.3252	0.699917
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	1	1,723,386.10	0.63%	(25)	5.1900	0.280000
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	5	157,384,531.87	57.95%	(23)	4.4652	1.628816
	Totals	8	271,574,638.99	100.00%	(23)	4.4118	1.235574	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	8	271,574,638.99	100.00%	(23)	4.4118	1.235574
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	7	269,851,252.89	99.37%	(23)	4.4068	1.241676			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	1,723,386.10	0.63%	(25)	5.1900	0.280000
	Totals	8	271,574,638.99	100.00%	(23)	4.4118	1.235574
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	440000395	OF	Falls Church	VA	Actual/360	4.329%	335,497.50	0.00	0.00	N/A	07/01/24	07/01/26	90,000,000.00	90,000,000.00	06/01/26
2	310923623	OF	Long Island City	NY	Actual/360	4.306%	292,004.22	153,697.22	0.00	N/A	07/06/24	--	78,750,969.04	78,597,271.82	05/06/26
5	310922535	OF	Allentown	PA	Actual/360	4.580%	0.00	0.00	0.00	N/A	07/11/24	--	47,442,868.00	47,442,868.00	05/11/25
14	780924601	OF	Portland	OR	Actual/360	4.310%	83,382.74	0.00	0.00	N/A	07/11/24	--	22,466,721.02	22,466,721.02	05/11/25
17	302310017	OF	Spokane	WA	Actual/360	4.620%	0.00	0.00	0.00	N/A	07/01/24	--	18,203,153.53	18,203,153.53	04/01/23
32	302310032	MH	Williston	ND	Actual/360	4.570%	35,232.64	24,537.16	0.00	N/A	07/01/24	12/31/25	8,953,025.56	8,928,488.40	01/01/26
59	416000139	MH	Williston	ND	Actual/360	5.190%	0.00	0.00	0.00	N/A	05/01/24	--	1,723,386.10	1,723,386.10	04/01/24
66	416000143	OF	Hudson	OH	Actual/360	5.250%	0.00	0.00	0.00	N/A	07/01/24	--	4,212,750.12	4,212,750.12	11/01/24
Totals							746,117.10	178,234.38	0.00				271,752,873.37	271,574,638.99
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	2,804,145.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	23,430,290.00	0.00	--	--	09/11/25	0.00	0.00	444,853.77	444,853.77	0.00	0.00
5	3,947,023.64	1,006,498.24	01/01/26	03/31/26	11/12/24	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	550,780.85	01/01/25	06/30/25	01/12/26	8,228,549.00	357,864.04	52,291.06	837,031.50	0.00	0.00
17	2,466,774.00	0.00	--	--	12/11/24	6,265,648.58	0.00	0.00	0.00	0.00	0.00
32	752,917.83	0.00	--	--	06/11/26	126,322.98	18,389.20	59,051.27	295,450.13	0.00	0.00
59	169,902.78	133,276.54	01/01/23	09/30/23	11/12/25	0.00	0.00	(34.43)	653,727.46	0.00	0.00
66	484,193.00	0.00	--	--	11/12/25	611,448.55	12,918.39	(84.16)	158,941.97	0.00	0.00
Totals	34,055,246.39	1,690,555.63				15,231,969.11	389,171.63	556,077.51	2,390,004.83	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/26	0	0.00	0	0.00	0	0.00	1	47,442,868.00	4	46,606,010.77	0	0.00	0	0.00	0	0.00	4.411799%	4.217992%	(23)
05/15/26	0	0.00	0	0.00	0	0.00	1	47,442,868.00	4	46,606,010.77	0	0.00	0	0.00	0	0.00	4.411754%	4.217892%	(22)
04/17/26	0	0.00	0	0.00	0	0.00	1	47,442,868.00	4	46,606,010.77	0	0.00	0	0.00	0	0.00	4.411706%	4.217786%	(21)
03/17/26	0	0.00	0	0.00	0	0.00	1	47,442,868.00	4	46,606,010.77	0	0.00	0	0.00	0	0.00	4.411660%	4.217687%	(20)
02/18/26	0	0.00	0	0.00	0	0.00	1	47,442,868.00	4	46,606,010.77	0	0.00	0	0.00	0	0.00	4.411607%	4.217570%	(19)
01/16/26	0	0.00	0	0.00	0	0.00	2	51,655,618.12	3	42,393,260.65	0	0.00	0	0.00	0	0.00	4.411562%	4.217471%	(18)
12/17/25	0	0.00	0	0.00	0	0.00	2	51,655,618.12	3	42,393,260.65	0	0.00	0	0.00	0	0.00	4.411518%	4.225698%	(17)
11/18/25	0	0.00	0	0.00	0	0.00	2	51,655,618.12	3	42,393,260.65	0	0.00	0	0.00	0	0.00	4.411470%	4.225612%	(16)
10/20/25	0	0.00	0	0.00	0	0.00	2	51,655,618.12	3	42,393,260.65	0	0.00	0	0.00	0	0.00	4.411426%	4.225532%	(15)
09/17/25	0	0.00	0	0.00	0	0.00	2	51,655,618.12	2	40,669,874.55	0	0.00	0	0.00	0	0.00	4.411380%	4.217072%	(14)
08/15/25	0	0.00	0	0.00	0	0.00	2	51,655,618.12	2	40,669,874.55	0	0.00	0	0.00	0	0.00	4.411336%	4.216976%	(13)
07/17/25	0	0.00	0	0.00	0	0.00	2	51,655,618.12	2	40,669,874.55	0	0.00	0	0.00	0	0.00	4.411293%	4.216881%	(12)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	310923623	05/06/26	0	5	444,853.77	444,853.77	0.00	78,750,969.04	07/10/24	4
5	310922535	05/11/25	12	5	0.00	0.00	3,061.55	47,442,868.00	07/08/24	2		09/03/24
14	780924601	05/11/25	12	5	52,291.06	837,031.50	0.00	22,466,721.02	04/17/24	7			05/12/25
17	302310017	04/01/23	37	5	0.00	0.00	0.00	18,753,981.57	05/10/23	7			03/14/24
32	302310032	01/01/26	4	5	59,051.27	295,450.13	6,510.00	9,054,750.40	12/18/25	4
59	416000139	04/01/24	25	5	(34.43)	653,727.46	83,790.75	2,262,678.33	05/06/24	7			10/06/25
66	416000143	11/01/24	18	5	(84.16)	158,941.97	98,659.20	4,272,903.04	07/08/24	7			01/21/26
Totals					556,077.51	2,390,004.83	192,021.50	183,004,871.40
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		181,574,639	0	87,525,760		94,048,879
0 - 6 Months		90,000,000	90,000,000	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-26	271,574,639	168,597,272	0	0	8,928,488	94,048,879
May-26	271,752,873	168,750,969	0	0	8,953,026	94,048,879
Apr-26	271,940,983	168,913,503	0	0	8,978,602	94,048,879
Mar-26	272,117,853	169,066,032	0	0	9,002,943	94,048,879
Feb-26	272,325,821	169,246,328	0	0	9,030,614	94,048,879
Jan-26	272,501,257	169,397,628	0	0	9,054,750	94,048,879
Dec-25	272,676,040	99,078,793	0	0	79,548,368	94,048,879
Nov-25	272,860,821	178,811,942	0	0	0	94,048,879
Oct-25	273,034,264	178,985,386	0	0	0	94,048,879
Sep-25	273,217,754	179,168,876	0	0	1,723,386	92,325,493
Aug-25	273,389,868	170,164,676	0	0	10,899,699	92,325,493
Jul-25	273,561,341	179,512,462	0	0	1,723,386	92,325,493
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	310923623	78,597,271.82	78,750,969.04	258,000,000.00	07/17/25	23,430,290.00	2.17000	12/31/25	07/06/24	217
5	310922535	47,442,868.00	47,442,868.00	62,200,000.00	08/13/24	780,358.99	0.85000	03/31/26	07/11/24	216
14	780924601	22,466,721.02	22,466,721.02	15,460,000.00	09/11/25	504,383.85	0.98000	06/30/25	07/11/24	I/O
17	302310017	18,203,153.53	18,753,981.57	15,700,000.00	08/02/24	2,169,618.00	1.62000	12/31/25	07/01/24	217
32	302310032	8,928,488.40	9,054,750.40	10,010,000.00	03/30/26	736,117.83	1.03000	12/31/25	07/01/24	216
59	416000139	1,723,386.10	2,262,678.33	4,300,000.00	07/03/25	126,301.54	0.28000	09/30/23	05/01/24	22
66	416000143	4,212,750.12	4,272,903.04	4,300,000.00	10/15/25	415,054.00	1.61000	12/31/25	07/01/24	216
Totals		181,574,638.99	183,004,871.40	369,970,000.00		28,162,124.21

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	310923623	OF	NY	07/10/24	4

The Loan was transferred to the Special Servicer on 7/11/2024 for Maturity Default after the Borrower was unable to pay the Loan off at the 7/6/2024 Maturity Date. Per Borrower, the largest tenant NYC SCA school (30% NRA, 9/30/2026 LXD)

has gone dark. The tenant has continued to perform under its lease obligations. The collateral consists of 1MM SF office/school complex across 2 buildings located at 30-20 and 30-30 Thomson Ave in Queens, New York. The Property is

currently 89.7% occupied and has reported a YE 12/24 NOI/DSCR of $22.34MM/2.07x. The Borrower and Lender have entered into a Forbearance Agreement and the Maturity Date has been extended to 7/6/2026. The transaction closed on

	12/30/2024. The Loan is performing under signed Forbearance Agreement.
5	310922535	OF	PA	07/08/24	2

The receiver reports occupancy of 56.7% as of 4/30/26. Leasing activity continues with new and renewed leases. Discussion with largest tenant proceeding for renewal. Borrower has not responded to Noteholder's proposal from 5/12/26.

	Summary judgment was awarded 6/6/2025, allowing the Noteholder to proceed with foreclosure. This is under consideration. Third party reports are being updated.

14	780924601	OF	OR	04/17/24	7

Loan transferred to special servicing on 4/17/2024. Foreclosure sale occurred on 5/12/2025. Trust was the successful bidder. Bid price of $16.81MM which was based on the most recent appraisal. 2025 Appraisal has been received. Property is

	currently under management with local management and marketing campaign concluded 4/24/2026. Purchase and Sale Agreement has been drafted and is being negotiated with potential Buyer.

17	302310017	OF	WA	05/10/23	7

The REO property transferred to the Trust on March 14, 2024. Property is currently approximately 60% occupied as of 4/30/2026. Management is handling ongoing standard operating oversight and will be assisting with capital needs. Demolition plans forthe at tached skybridge have been approved with the city of Spokane. Reconstruction plans will be drafted and bids requested. Purchase and sale contract has been drafted and is under review by the Purchaser.

32	302310032	MH	ND	12/18/25	4

Loan transferred due to maturity default 12/31/2025. PNL and Hello Letter have been sent to the Borrower for execution. Borrower will not sign PNL so all communicate is going through counsel. Borrower submitted proposal for an extension.

Proposal is und er review and negotiations are ongoing with the Borrower. Property is currently 43% occupied. December 2025 TTM NOI is $777,062. Updated financial reporting has been requested. At this time, it is anticipated that the loan will

	pay off at the end of eith er June or July.

59	416000139	MH	ND	05/06/24	7

Property is REO as of 10/7/2025. Property is located in remote location in ND and is 36% occupied as of 4.30.26. PMA has been executed. Bank accounts have been established. Appraisal has been ordered. BOV's and marketing strategies

	have been received and broker selection is underway. Marketing to begin thereafter.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
66	416000143	OF	OH	07/08/24	7

The Mortgage loan was transferred to Special Servicing effective July 8, 2024 due to Maturity Default (7/1/2024). Judicial Foreclosure was filed; Receiver was appointed 11/12/2024 and has fully transitioned into the property; the Trust was the winning bidder at the Sheriff Sale on 10/24/2025. The deed officially transferred to the Trust on 1/21/2026. As of 4/2026, the property is 84.5% occupied. 12/2025 YE NOI was $484,192.46. An updated appraisal has been received. PMA has been executed and renewals in process. Receivership is winding down with final motion to terminate awaiting court approval. BOV's are being reviewed as they are received. Marketing strategy will follow.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	440000395	90,000,000.00	4.32900%	90,000,000.00	4.32900%	1	11/22/24	07/01/24	--
2	310923623	82,460,460.49	4.30600%	0.00	4.30600%	10	12/30/24	12/30/24	--
3	310923837	0.00	3.96000%	0.00	3.96000%	10	06/03/19	06/03/19	06/03/19
32	302310032	9,483,607.46	4.57000%	9,483,607.46	4.57000%	1	03/27/25	03/13/25	--
33	302310033	10,902,920.72	4.99000%	10,902,920.72	4.99000%	10	06/26/20	04/01/20	08/11/20
39	302310039	8,994,418.26	5.39000%	8,752,240.36	5.39000%	8	05/08/20	05/08/20	--
45	440000386	6,878,009.11	4.87000%	6,878,009.11	4.87000%	10	07/15/20	05/01/20	08/11/20
56	310923396	5,856,095.76	4.71000%	5,856,095.76	4.71000%	10	06/01/20	06/01/20	06/11/20
68	416000142	4,310,547.40	5.00000%	4,310,547.40	5.00000%	10	07/05/20	07/01/20	09/11/20
77	440000391	3,767,206.41	4.85400%	3,767,206.41	4.85400%	10	04/29/20	04/01/20	06/11/20
Totals		222,653,265.61		139,950,627.22
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	310923768	01/17/25	48,953,743.41	73,600,000.00	50,202,716.61	1,248,973.20	50,202,716.61	48,953,743.41	0.00	0.00	0.00	0.00	0.00%
9	440000380	12/17/21	46,000,000.00	57,500,000.00	25,347,018.29	1,160,406.84	25,347,018.29	24,186,611.45	21,813,388.55	0.00	2,035,336.63	19,778,051.92	42.99%
10	310922709	11/18/22	23,797,200.25	51,600,000.00	38,840,884.74	6,926,310.06	37,957,194.56	31,030,884.50	0.00	0.00	0.00	0.00	0.00%
13	416000141	05/17/24	25,771,564.01	37,000,000.00	27,643,762.97	1,154,444.83	27,643,762.97	26,489,318.14	0.00	0.00	0.00	0.00	0.00%
15	440000370	12/15/23	19,806,184.44	22,200,000.00	9,529,870.40	1,476,038.89	8,157,122.74	6,681,083.85	13,125,100.59	0.00	1,749,932.05	11,375,168.54	47.39%
52	416000145	04/17/19	6,300,549.11	7,300,000.00	6,493,396.17	1,805,477.45	6,493,396.17	4,687,918.72	1,612,630.39	0.00	109,946.90	1,502,683.49	22.26%
69	302310069	09/16/22	3,427,382.06	3,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
96	410922475	12/17/24	2,299,947.86	4,990,000.00	2,464,539.60	121,252.12	2,464,539.60	2,343,287.48	0.00	0.00	0.00	0.00	0.00%
119	302310120	03/17/22	1,065,125.42	1,380,000.00	1,323,596.29	269,166.90	1,323,596.29	1,054,429.39	10,696.03	0.00	10,696.03	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			177,421,696.56	259,170,000.00	161,845,785.07	14,162,070.29	159,589,347.23	145,427,276.94	36,561,815.56	0.00	3,905,911.61	32,655,903.95

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/17/24	0.00	62,423.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	996,144.88	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	1,831,331.56	0.00	0.00	0.00	0.00	0.00	0.00
6	310923768	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	440000380	08/17/23	0.00	0.00	19,778,051.92	0.00	0.00	(11,291.12)	0.00	0.00	19,778,051.92
		10/17/22	0.00	0.00	19,789,343.04	0.00	0.00	(1,000,586.55)	0.00	0.00
		02/17/22	0.00	0.00	20,789,929.59	0.00	0.00	(1,023,458.96)	0.00	0.00
		12/17/21	0.00	0.00	21,813,388.55	0.00	0.00	21,813,388.55	0.00	0.00
10	310922709	11/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	416000141	05/17/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	440000370	06/17/25	0.00	0.00	11,375,168.54	0.00	0.00	(899,063.39)	0.00	0.00	11,375,168.54
		08/16/24	0.00	0.00	12,274,231.93	0.00	0.00	(850,868.66)	0.00	0.00
		12/15/23	0.00	0.00	13,125,100.59	0.00	0.00	13,125,100.59	0.00	0.00
52	416000145	01/15/21	0.00	0.00	1,502,683.49	0.00	0.00	(109,946.90)	0.00	0.00	1,502,683.49
		04/17/19	0.00	0.00	1,612,630.39	0.00	0.00	1,612,630.39	0.00	0.00
69	302310069	09/26/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
96	410922475	12/17/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
119	302310120	06/17/22	0.00	0.00	0.00	0.00	0.00	(10,696.03)	0.00	0.00	0.00
		03/17/22	0.00	0.00	10,696.03	0.00	0.00	10,696.03	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	2,889,899.88	32,655,903.95	0.00	0.00	32,655,903.95	0.00	0.00	32,655,903.95

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	3,354.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	10,213.40	0.00	0.00	0.00	0.00	187,109.40	0.00	0.00	0.00	0.00
14	0.00	0.00	4,836.59	0.00	0.00	30,255.92	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,918.73	0.00	0.00	0.00	0.00	72,418.21	0.00	0.00	0.00	0.00
32	0.00	0.00	1,927.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	7,702.10	0.00	0.00	0.00	0.00
66	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	19,045.14	0.00	0.00	0.00	0.00
Total	0.00	0.00	22,896.11	0.00	3,354.98	30,255.92	0.00	286,274.85	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		342,781.86

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28